UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Trust IV

Schedule of Portfolio Investments as of January 31, 2019

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2019.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 88.0%
Brazil — 7.3%
Ambev SA	208	1,001
B3 SA - Brasil Bolsa Balcao *	170	1,464
Banco Bradesco SA (Preference) *	192	2,386
Cielo SA	202	660
Engie Brasil Energia SA	62	714
Equatorial Energia SA	46	1,123
Gerdau SA (Preference)	101	431
Itau Unibanco Holding SA (Preference)	353	3,751
Kroton Educacional SA	298	933
Lojas Renner SA *	121	1,510
Petroleo Brasileiro SA (Preference) *	474	3,324
Raia Drogasil SA *	61	1,029
Telefonica Brasil SA (Preference)	109	1,449
TIM Participacoes SA, ADR *	30	512
Ultrapar Participacoes SA	72	1,124
Vale SA, ADR	218	2,711
Via Varejo SA	233	383

		24,505

Chile — 0.3%
Banco Santander Chile	3,966	320
Cencosud SA	179	361
Cia Cervecerias Unidas SA, ADR	15	408

		1,089

China — 31.5%
3SBio, Inc. (a)	214	359
51job, Inc., ADR *	12	864
AAC Technologies Holdings, Inc.	61	383
Alibaba Group Holding Ltd., ADR *	88	14,854
ANTA Sports Products Ltd.	245	1,267
Baidu, Inc., ADR *	14	2,480
Bank of China Ltd., Class H	6,174	2,871
Baoshan Iron & Steel Co. Ltd., Class A	474	498
BOE Technology Group Co. Ltd., Class A	648	249
China Conch Venture Holdings Ltd.	275	918
China Construction Bank Corp., Class H	6,910	6,225
China Everbright International Ltd.	918	927
China Life Insurance Co. Ltd., Class H	795	1,974
China Longyuan Power Group Corp. Ltd., Class H	1,161	869
China Merchants Bank Co. Ltd., Class H	429	1,889
China Mobile Ltd.	275	2,887
China Oilfield Services Ltd., Class H	364	361
China Overseas Land & Investment Ltd.	490	1,848
China Petroleum & Chemical Corp., Class H	1,714	1,433
China Railway Group Ltd., Class H	673	630
China Resources Land Ltd.	364	1,420
China Resources Power Holdings Co. Ltd.	490	982
China Shenhua Energy Co. Ltd., Class H	520	1,322
China State Construction International Holdings Ltd.	244	233
China Unicom Hong Kong Ltd.	1,098	1,258
China Vanke Co. Ltd., Class H	342	1,387
Chongqing Rural Commercial Bank Co. Ltd., Class H	795	462
CNOOC Ltd.	1,589	2,656
Country Garden Holdings Co. Ltd.	1,039	1,477
CSPC Pharmaceutical Group Ltd.	490	845
Ctrip.com International Ltd., ADR *	33	1,103
ENN Energy Holdings Ltd.	135	1,289
Far East Horizon Ltd.	732	756
Focus Media Information Technology Co. Ltd., Class A	269	220
Fosun International Ltd.	306	458
Geely Automobile Holdings Ltd.	732	1,246
Greentown Service Group Co. Ltd. (a)	364	333
Guangdong Haid Group Co. Ltd., Class A	104	372
Hangzhou Robam Appliances Co. Ltd., Class A	147	535
Han’s Laser Technology Industry Group Co. Ltd., Class A	50	240
Huayu Automotive Systems Co. Ltd., Class A	98	296
Industrial & Commercial Bank of China Ltd., Class H	5,318	4,131
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	92	333
Jiangsu Hengrui Medicine Co. Ltd., Class A	80	705
Kingdee International Software Group Co. Ltd.	673	651
Kweichow Moutai Co. Ltd., Class A	6	640
Luxshare Precision Industry Co. Ltd., Class A	311	766
Midea Group Co. Ltd., Class A	55	358
NetEase, Inc., ADR	3	848
Nexteer Automotive Group Ltd.	245	371
PetroChina Co. Ltd., Class H	2,568	1,658
PICC Property & Casualty Co. Ltd., Class H	982	1,017
Ping An Bank Co. Ltd., Class A	550	918
Ping An Insurance Group Co. of China Ltd., Class H	429	4,172
Postal Savings Bank of China Co. Ltd., Class H (a)	1,405	791
SAIC Motor Corp. Ltd., Class A	153	610
Shanghai International Airport Co. Ltd., Class A	55	406
Shenzhou International Group Holdings Ltd.	122	1,440
Sinopharm Group Co. Ltd., Class H	244	1,092
Sunny Optical Technology Group Co. Ltd.	110	1,093

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
China — continued
Tencent Holdings Ltd.	385	17,138
Weibo Corp., ADR *	15	927
Wuxi Biologics Cayman, Inc. * (a)	123	1,059
Yum China Holdings, Inc.	33	1,206

		105,006

Colombia — 0.3%
Bancolombia SA	97	1,056

Czech Republic — 0.4%
Komercni banka A/S	20	806
Moneta Money Bank A/S (a)	173	587

		1,393

Hong Kong — 0.4%
Haier Electronics Group Co. Ltd. *	182	523
Sino Biopharmaceutical Ltd.	795	672

		1,195

Hungary — 1.0%
MOL Hungarian Oil & Gas plc	80	957
OTP Bank Nyrt.	39	1,629
Richter Gedeon Nyrt.	36	778

		3,364

Indonesia — 2.4%
Astra International Tbk. PT	2,782	1,688
Bank Central Asia Tbk. PT	990	2,003
Bank Rakyat Indonesia Persero Tbk. PT	6,070	1,682
Telekomunikasi Indonesia Persero Tbk. PT	5,582	1,558
Unilever Indonesia Tbk. PT	186	667
United Tractors Tbk. PT	141	259

		7,857

Malaysia — 1.5%
AirAsia Group Bhd.	593	442
CIMB Group Holdings Bhd.	232	320
Genting Malaysia Bhd.	287	231
MISC Bhd.	208	345
Petronas Chemicals Group Bhd.	489	1,010
Public Bank Bhd.	281	1,703
Tenaga Nasional Bhd.	269	850

		4,901

Mexico — 3.8%
Alfa SAB de CV, Class A	524	661
America Movil SAB de CV, Series L	2,919	2,350
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	452	674
Fibra Uno Administracion SA de CV, REIT	204	280
Fomento Economico Mexicano SAB de CV, ADR	20	1,803
Grupo Aeroportuario del Pacifico SAB de CV, Class B	127	1,145
Grupo Aeroportuario del Sureste SAB de CV, Class B	53	952
Grupo Financiero Banorte SAB de CV, Class O	334	1,855
Grupo Mexico SAB de CV, Series B	478	1,138
Wal-Mart de Mexico SAB de CV	701	1,841

		12,699

Peru — 0.6%
Credicorp Ltd.	8	1,840

Philippines — 0.9%
Ayala Corp.	31	556
Ayala Land, Inc.	752	643
Bank of the Philippine Islands	183	320
Jollibee Foods Corp.	108	653
Security Bank Corp.	77	265
Universal Robina Corp.	194	553

		2,990

Poland — 1.0%
CCC SA	11	536
CD Projekt SA *	14	740
Dino Polska SA * (a)	28	769
Jastrzebska Spolka Weglowa SA *	12	228
Polski Koncern Naftowy ORLEN SA	34	947

		3,220

Qatar — 0.2%
Qatar National Bank QPSC	13	682

Russia — 4.4%
Alrosa PJSC	673	1,016
Gazprom PJSC, ADR	147	716
LUKOIL PJSC, ADR	40	3,181
Magnitogorsk Iron & Steel Works PJSC	466	309
MMC Norilsk Nickel PJSC, ADR	64	1,327
Mobile TeleSystems PJSC, ADR	111	957
Moscow Exchange MICEX-RTS PJSC *	569	809
Novatek PJSC, GDR (a)	5	988
Rosneft Oil Co. PJSC, GDR (a)	64	400
Sberbank of Russia PJSC, ADR	226	3,067
Severstal PJSC, GDR (a)	35	538
Tatneft PJSC, ADR	11	795
X5 Retail Group NV, GDR (a)	26	689

		14,792

Singapore — 0.2%
BOC Aviation Ltd. (a)	80	676

South Africa — 7.2%
Absa Group Ltd.	73	1,029
AngloGold Ashanti Ltd., ADR	88	1,262
Bid Corp. Ltd.	61	1,317
Capitec Bank Holdings Ltd.	12	1,095
Clicks Group Ltd.	62	918
FirstRand Ltd.	395	2,075
Growthpoint Properties Ltd., REIT	459	899
Hyprop Investments Ltd., REIT	53	358
Mr Price Group Ltd.	72	1,216
MTN Group Ltd.	51	332
Naspers Ltd., Class N	27	6,209
Netcare Ltd.	239	450
Pick n Pay Stores Ltd.	132	691
Redefine Properties Ltd., REIT	918	732
Sanlam Ltd.	192	1,219
Sasol Ltd.	56	1,687
Shoprite Holdings Ltd.	46	564
SPAR Group Ltd. (The)	57	866
Vodacom Group Ltd.	131	1,196

		24,115

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
South Korea — 13.4%
BGF retail Co. Ltd. *	4	646
Daelim Industrial Co. Ltd. *	7	651
Hana Financial Group, Inc.	40	1,440
Hankook Tire Co. Ltd. *	13	497
HDC Hyundai Development Co-Engineering & Construction, Class E *	7	299
Hyundai Heavy Industries Holdings Co. Ltd. *	2	554
Hyundai Motor Co.	10	1,204
Industrial Bank of Korea	55	709
KB Financial Group, Inc.	49	2,092
Kia Motors Corp.	29	934
Korea Electric Power Corp.	21	635
KT&G Corp.	15	1,356
LG Chem Ltd.	4	1,318
LG Corp. *	18	1,291
LG Uplus Corp.	65	879
Lotte Chemical Corp. *	1	331
Mando Corp.	18	555
NAVER Corp.	14	1,711
NCSoft Corp. *	3	1,416
POSCO	8	1,947
Samsung Electronics Co. Ltd.	384	16,005
Samsung Fire & Marine Insurance Co. Ltd.	4	990
Samsung SDI Co. Ltd.	6	1,259
Shinhan Financial Group Co. Ltd.	46	1,781
SK Holdings Co. Ltd.	5	1,074
SK Hynix, Inc.	26	1,729
SK Innovation Co. Ltd.	4	602
S-Oil Corp.	7	692
Woori Bank ‡	1	11

		44,608

Taiwan — 8.1%
Asustek Computer, Inc.	82	639
Catcher Technology Co. Ltd.	82	631
Chailease Holding Co. Ltd.	247	923
Chicony Electronics Co. Ltd.	82	181
China Life Insurance Co. Ltd.	659	600
CTBC Financial Holding Co. Ltd.	1,568	1,068
Delta Electronics, Inc.	207	1,034
E.Sun Financial Holding Co. Ltd.	1,195	838
Formosa Chemicals & Fibre Corp.	165	574
Formosa Plastics Corp.	331	1,108
Fubon Financial Holding Co. Ltd.	578	848
Globalwafers Co. Ltd.	42	415
Hon Hai Precision Industry Co. Ltd. *	289	670
Mega Financial Holding Co. Ltd.	494	431
Nan Ya Plastics Corp.	412	1,030
Quanta Computer, Inc.	331	610
Taiwan Mobile Co. Ltd.	82	293
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	345	12,990
Uni-President Enterprises Corp.	247	585
Vanguard International Semiconductor Corp.	247	548
Win Semiconductors Corp.	82	418
Yuanta Financial Holding Co. Ltd.	1,321	739

		27,173

Thailand — 2.2%
Kasikornbank PCL	251	1,624
Minor International PCL, NVDR	704	876
Minor International PCL	12	14
PTT Exploration & Production PCL	116	459
PTT PCL	813	1,277
Siam Cement PCL (The) (Registered)	80	1,191
Siam Commercial Bank PCL (The)	336	1,441
Thai Oil PCL	245	565

		7,447

Turkey — 0.5%
BIM Birlesik Magazalar A/S	20	344
Ford Otomotiv Sanayi A/S	36	424
Tofas Turk Otomobil Fabrikasi A/S	118	481
Turkcell Iletisim Hizmetleri A/S	190	534

		1,783

United Arab Emirates — 0.3%
DP World Ltd.	26	459
Emaar Properties PJSC	565	667

		1,126

United Kingdom — 0.1%
Mondi Ltd.	14	348

TOTAL COMMON STOCKS (Cost $288,846)		293,865

EXCHANGE TRADED FUNDS — 9.4%
United States
iShares MSCI India ETF (Cost$30,787)	955	31,326

SHORT-TERM INVESTMENTS — 66.0%
INVESTMENT COMPANIES — 66.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31% (b) (c) (Cost $220,400)	220,400	220,400

Total Investments — 163.4% (Cost $540,033)		545,591
Liabilities in Excess of Other Assets — (63.4)%		(211,639)

Net Assets — 100.0%		333,952

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

LONG PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Banks	10.2%
Mutual Funds	5.7
Oil, Gas & Consumable Fuels	4.3
Interactive Media & Services	4.1
Technology Hardware, Storage & Peripherals	3.4
Semiconductors & Semiconductor Equipment	3.0
Internet & Direct Marketing Retail	2.9
Metals & Mining	2.1
Food & Staples Retailing	1.8
Insurance	1.8
Wireless Telecommunication Services	1.7
Real Estate Management & Development	1.4
Chemicals	1.3
Automobiles	1.2
Media	1.1
Others (each less than 1.0%)	13.6
Short-Term Investments	40.4

Abbreviations

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting depository receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of January 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	126	03/2019	USD	6,701	229

					229

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of January 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HKD	196,409	USD	25,036	TD Bank Financial Group	2/8/2019	(2)

Net unrealized depreciation						(2)

Abbreviations

HKD	Hong Kong Dollar
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$23,038	$81,968	$—	$105,006
Czech Republic	—	1,393	—	1,393
Hong Kong	—	1,195	—	1,195
Hungary	—	3,364	—	3,364
Indonesia	—	7,857	—	7,857
Malaysia	—	4,901	—	4,901
Philippines	—	2,990	—	2,990
Poland	—	3,220	—	3,220
Qatar	—	682	—	682
Russia	7,491	7,301	—	14,792
Singapore	—	676	—	676
South Africa	3,229	20,886	—	24,115
South Korea	—	44,597	11	44,608
Taiwan	12,990	14,183	—	27,173
Thailand	1,038	6,409	—	7,447
Turkey	—	1,783	—	1,783
United Arab Emirates	459	667	—	1,126
United Kingdom	—	348	—	348
Other Common Stocks	41,189	—	—	41,189

Total Common Stocks	89,434	204,420	11	293,865

Exchange Traded Funds	31,326	—	—	31,326
Short-Term Investments
Investment Companies	220,400	—	—	220,400

Total Investments in Securities	341,160	204,420	11	545,591

Appreciation in Other Financial Instruments
Futures Contracts	$229	$—	$—	$229

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2)	$—	$(2)

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 27, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 27, 2019